Trade and Other Receivables - Schedule of Expected Credit Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		5.25%	4.06%
Gross	[1]	$ 7,833	$ 6,872
Impairment loss		(283)	(279)
Net		$ 7,550	$ 6,593
Current [member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		2.45%	2.40%
Gross		$ 5,389	$ 4,528
Impairment loss		(255)	(165)
Net		$ 5,134	$ 4,363
30 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		0.95%	1.11%
Gross		$ 1,079	$ 979
Impairment loss			(76)
Net		$ 1,079	$ 903
60 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		0.72%
Gross		$ 859	$ 482
Impairment loss		(5)
Net		$ 854	$ 482
90 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		1.13%	0.55%
Gross		$ 506	$ 883
Impairment loss		(23)	(38)
Net		$ 483	$ 845

[1]	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2023: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.